Borrowings (Details Textual 2) - Other [Member]	Sep. 27, 2016 USD ($)	Sep. 28, 2015	Feb. 28, 2017 lender
CBI Accounts Receivable Securitization Facility [Member]
Short-term Debt [Line Items]
Accounts receivable securitization facility, Term	364 days	364 days
Number of lenders | lender			2
Percentage of holding of the aggregate facility, One	60.00%
Percentage of holding of the aggregate facility, Two	40.00%
Basis points margin for borrowings under accounts receivable securitization facility	80.00%
Accounts receivable securitization facility, Maximum borrowings one	$ 235,000,000
Accounts receivable securitization facility, Maximum borrowings two	$ 340,000,000
Crown Accounts Receivable Securitization Facility [Member]
Short-term Debt [Line Items]
Accounts receivable securitization facility, Term	364 days	364 days
Number of lenders | lender			2
Percentage of holding of the aggregate facility, One	60.00%
Percentage of holding of the aggregate facility, Two	40.00%
Basis points margin for borrowings under accounts receivable securitization facility	80.00%
Accounts receivable securitization facility, Maximum borrowings one	$ 120,000,000
Accounts receivable securitization facility, Maximum borrowings two	$ 210,000,000